Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Preferred Stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	40,000,000	40,000,000	40,000,000
Preferred Stock, shares issued	0	0	0
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	350,000,000	350,000,000	350,000,000
Common Stock, shares issued	137,935,436	136,309,917	134,986,612
Common Stock, shares outstanding	116,757,314	116,057,895	117,270,309
Treasury Stock, shares	21,178,122	20,252,022	17,716,303